Segment and corporate information (Details) € in Thousands		3 Months Ended		9 Months Ended
	Jan. 01, 2023 segment	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Segment and corporate information
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenue from contracts with customers		€ 4,770,449	€ 4,962,511	€ 13,978,619	€ 13,957,017
Revenue from insurance contracts		145,479	109,145	442,701	365,074
Revenue from lease contracts		20,309	24,510	44,411	79,124
Revenue		4,936,237	5,096,166	14,465,731	14,401,215
Operating income (loss)		324,228	471,643	941,792	1,159,821
Interest		(88,717)	(76,485)	(251,832)	(217,161)
Income before income taxes		235,511	395,158	689,960	942,660
Depreciation and amortization		(392,638)	(442,645)	(1,210,307)	(1,278,827)
Impairment loss		(61,394)	(59,338)	(115,730)	(64,863)
Income (loss) from equity method investees		22,635	17,448	98,419	47,302
Total assets		35,634,696	38,406,435	35,634,696	38,406,435	€ 35,754,114
thereof investments in equity method investees		705,102	767,699	705,102	767,699	€ 773,724
Additions of property, plant and equipment, intangible assets and right of use assets		250,526	286,139	876,830	887,987
Health care services
Segment and corporate information
Revenue from contracts with customers		3,781,890	3,973,255	11,026,027	11,106,053
Revenue from insurance contracts		145,479	109,145	442,701	365,074
Revenue		3,927,369	4,082,400	11,468,728	11,471,127
Health care products
Segment and corporate information
Revenue from contracts with customers		988,559	989,256	2,952,592	2,850,964
Revenue from lease contracts		20,309	24,510	44,411	79,124
Revenue		1,008,868	1,013,766	2,997,003	2,930,088
Total Segment
Segment and corporate information
Revenue from contracts with customers		4,770,449	4,962,511	13,978,619	13,957,017
Revenue from insurance contracts		145,479	109,145	442,701	365,074
Revenue from lease contracts		20,309	24,510	44,411	79,124
Revenue		4,936,237	5,096,166	14,465,731	14,401,215
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers		3,781,890	3,973,255	11,026,027	11,106,053
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers		988,559	989,256	2,952,592	2,850,964
Care Delivery
Segment and corporate information
Revenue from contracts with customers		3,828,789	4,021,588	11,159,656	11,234,630
Revenue from insurance contracts		145,479	109,145	442,701	365,074
Revenue		3,974,268	4,130,733	11,602,357	11,599,704
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers		3,781,890	3,973,255	11,026,027	11,106,053
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers		46,899	48,333	133,629	128,577
Care Enablement
Segment and corporate information
Revenue from contracts with customers		941,660	940,923	2,818,963	2,722,387
Revenue from lease contracts		20,309	24,510	44,411	79,124
Revenue		961,969	965,433	2,863,374	2,801,511
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers		941,660	940,923	2,818,963	2,722,387
Operating Segments | Total Segment
Segment and corporate information
Revenue		5,304,291	5,506,652	15,567,649	15,561,189
Operating income (loss)		330,882	473,589	976,682	1,262,844
Depreciation and amortization		(386,719)	(432,752)	(1,188,447)	(1,248,135)
Impairment loss		(61,298)	(57,966)	(115,634)	(61,607)
Income (loss) from equity method investees		22,635	17,148	98,419	47,002
Total assets		58,080,414	59,209,220	58,080,414	59,209,220
thereof investments in equity method investees		705,102	767,699	705,102	767,699
Additions of property, plant and equipment, intangible assets and right of use assets		251,963	284,639	871,938	865,590
Operating Segments | Care Delivery
Segment and corporate information
Revenue		3,974,268	4,130,733	11,602,357	11,599,704
Operating income (loss)		332,143	499,531	1,000,882	1,230,109
Depreciation and amortization		(273,295)	(315,319)	(844,550)	(907,344)
Impairment loss		(55,212)	(57,725)	(77,317)	(60,436)
Income (loss) from equity method investees		20,337	21,794	91,988	62,124
Total assets		42,737,970	44,837,664	42,737,970	44,837,664
thereof investments in equity method investees		366,925	440,094	366,925	440,094
Additions of property, plant and equipment, intangible assets and right of use assets		163,945	174,928	567,037	595,972
Operating Segments | Care Enablement
Segment and corporate information
Revenue		1,330,023	1,375,919	3,965,292	3,961,485
Operating income (loss)		(1,261)	(25,942)	(24,200)	32,735
Depreciation and amortization		(113,424)	(117,433)	(343,897)	(340,791)
Impairment loss		(6,086)	(241)	(38,317)	(1,171)
Income (loss) from equity method investees		2,298	(4,646)	6,431	(15,122)
Total assets		15,342,444	14,371,556	15,342,444	14,371,556
thereof investments in equity method investees		338,177	327,605	338,177	327,605
Additions of property, plant and equipment, intangible assets and right of use assets		88,018	109,711	304,901	269,618
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)		(8,012)	(7,195)	(23,116)	(101,410)
Depreciation and amortization		(17,318)	(13,674)	(52,841)	(41,623)
Impairment loss		(96)	(1,372)	(96)	(3,256)
Income (loss) from equity method investees			300		300
Total assets		9,766,812	8,924,422	9,766,812	8,924,422
Additions of property, plant and equipment, intangible assets and right of use assets		5,454	7,442	29,047	37,205
Inter-segment
Segment and corporate information
Revenue		(368,054)	(410,486)	(1,101,918)	(1,159,974)
Operating income (loss)		1,358	5,249	(11,774)	(1,613)
Depreciation and amortization		11,399	3,781	30,981	10,931
Total assets		(32,212,530)	(29,727,207)	(32,212,530)	(29,727,207)
Additions of property, plant and equipment, intangible assets and right of use assets		(6,891)	(5,942)	(24,155)	(14,808)
Inter-segment | Total Segment
Segment and corporate information
Revenue		(368,054)	(410,486)	(1,101,918)	(1,159,974)
Inter-segment | Care Enablement
Segment and corporate information
Revenue		€ (368,054)	€ (410,486)	€ (1,101,918)	€ (1,159,974)